Leases - Operating lease liabilities (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
Office Lease	$ 358,221
Less: current portion	(68,958)
Right-of-use liability - operating, less current portion, related party	289,263
Operating lease liabilities included in accounts payable and accrued liabilities	87,710	$ 0
Nonrelated party
Lessee, Lease, Description [Line Items]
Office Lease	358,221
Less: current portion	(68,958)
Right-of-use liability - operating, less current portion, related party	$ 289,263